UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10435

CREDIT SUISSE STRATEGIC SMALL CAP FUND, INC.

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

466 Lexington Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Hal Liebes, Esq.

466 Lexington Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 875-3500

Date of fiscal year-end:       October 31st

Date of reporting period:    May 1, 2004 to July 31, 2004

Item 1:  Schedule of Investments

Credit Suisse Strategic Small Cap Fund

Schedule of Investments

July 31, 2004 (unaudited)

	Number of Shares	Value

COMMON STOCKS (91.3%)
Agriculture (1.2%)
Delta and Pine Land Co.	700	$15,715

Banks (4.5%)
Chittenden Corp.§	300	10,191
Fidelity Bankshares, Inc.	500	17,095
NewAlliance Bancshares, Inc.	1,000	13,950
Sterling Bancshares, Inc.	1,200	15,648
		56,884

Building Products (0.7%)
Griffon Corp.*§	400	8,388

Commercial Services & Supplies (2.1%)
Waste Connections, Inc.*	899	25,945

Communications Equipment (1.4%)
InterDigital Communications Corp.*§	900	17,316

Computers & Peripherals (2.2%)
Avid Technology, Inc.*	300	14,022
Imation Corp.§	400	13,260
		27,282

Construction & Engineering (1.2%)
Infrasource Services, Inc.*§	1,500	15,450

Containers & Packaging (2.2%)
Crown Holdings, Inc.*	1,300	13,182
Silgan Holdings, Inc.	300	14,433
		27,615

Diversified Financials (6.6%)
Affiliated Managers Group, Inc.*§	350	16,068
Apollo Investment Corp.*	900	12,267
Assured Guaranty, Ltd.	800	13,800
eSPEED, Inc. Class A*§	1,100	11,847
Piper Jaffray Companies, Inc.*§	400	16,300
Raymond James Financial, Inc.§	550	12,854
		83,136

Energy Equipment & Services (3.5%)
Newpark Resources, Inc.*§	2,400	14,640
SEACOR SMIT, Inc.*§	300	12,690
Unit Corp.*§	500	16,125
		43,455

Food Products (2.2%)
American Italian Pasta Co. Class A§	400	11,764
John B. Sanfilippo & Son, Inc.*§	600	15,930
		27,694

Healthcare Equipment & Supplies (0.8%)
I-Flow Corp.*§	800	10,224

	Number of Shares	Value

Healthcare Providers & Services (10.5%)
Accredo Health, Inc.*§	400	12,960
AMERIGROUP Corp.*	300	14,388
Coventry Health Care, Inc.*§	350	17,888
Genesis HealthCare Corp.*	250	6,713
Gentiva Health Services, Inc.*	1,200	18,252
Kindred Healthcare, Inc.*§	600	14,550
Pediatrix Medical Group, Inc.*§	200	12,648
Psychiatric Solutions, Inc.*	800	20,408
United Surgical Partners International, Inc.*§	400	14,096
		131,903

Hotels, Restaurants & Leisure (1.7%)
Alliance Gaming Corp.*§	800	11,384
Carmike Cinemas, Inc.*§	300	10,260
		21,644

Insurance (3.8%)
Direct General Corp.§	500	14,870
Platinum Underwriters Holdings, Ltd.	800	22,264
U.S.I. Holdings Corp.*§	800	11,200
		48,334

Internet & Catalog Retail (1.0%)
J. Jill Group, Inc.*	700	12,999

Internet Software & Services (3.7%)
Ask Jeeves, Inc.*§	300	8,724
Chordiant Software, Inc.*	3,400	10,540
Digitas, Inc.*§	1,700	11,373
Openwave Systems, Inc.*§	1,400	15,918
		46,555

Machinery (3.5%)
Kennametal, Inc.	300	13,200
Nordson Corp.	400	16,748
Wabash National Corp.*§	500	14,440
		44,388

Media (5.6%)
aQuantive, Inc.*§	1,400	11,956
Cumulus Media, Inc. Class A*	800	11,744
Emmis Communications Corp. Class A*§	700	13,804
Entercom Communications Corp.*	300	11,535
Gray Television, Inc.§	900	10,728
MDC Partners, Inc. Class A*§	1,000	11,060
		70,827

Metals & Mining (1.2%)
GrafTech International, Ltd.*§	1,400	15,442

Oil & Gas (4.7%)
Denbury Resources, Inc.*	700	15,295
Houston Exploration Co.*	300	16,200
Remington Oil & Gas Corp.*	600	14,190
Stone Energy Corp.*§	300	13,572
		59,257

	Number of Shares	Value

Pharmaceuticals (3.1%)
Angiotech Pharmaceuticals, Inc.*	600	10,572
K-V Pharmaceutical Co. Class A*§	150	2,612
Mannkind Corp.*	100	1,415
Medicines Co.*§	400	10,584
Sepracor, Inc.*§	300	13,791
		38,974

Real Estate (0.9%)
Government Properties Trust, Inc.§	1,200	11,928

Road & Rail (1.0%)
Werner Enterprises, Inc.	600	11,958

Semiconductor Equipment & Products (8.2%)
Artisan Components, Inc.*§	900	21,897
Asyst Technologies, Inc.*§	1,900	11,001
Axcelis Technologies, Inc.*§	700	6,531
Cymer, Inc.*§	300	8,592
Entegris, Inc.*§	800	7,120
Integrated Circuit Systems, Inc.*	600	14,352
MKS Instruments, Inc.*§	700	10,304
Tessera Technologies, Inc.*	1,000	17,400
Varian Semiconductor Equipment Associates, Inc.*	200	5,974
		103,171

Software (6.7%)
Actuate Corp.*§	2,900	10,440
Hyperion Solutions Corp.*	300	12,306
Informatica Corp.*§	1,300	7,891
Lawson Software, Inc.*§	1,800	12,780
Quest Software, Inc.*§	1,100	13,266
Radiant Systems, Inc.*	4,007	16,068
TIBCO Software, Inc.*§	1,600	11,312
		84,063

Specialty Retail (4.7%)
Aeropostale, Inc.*	400	12,192
Cost Plus, Inc.*	100	3,346
CSK Auto Corp.*§	1,000	13,850
Guitar Center, Inc.*§	300	13,485
Linens ‘n Things, Inc.*§	600	15,972
		58,845

Textiles & Apparel (2.4%)
The Warnaco Group, Inc.*§	900	17,010
Tommy Hilfiger Corp.*	900	12,600
		29,610

TOTAL COMMON STOCKS (Cost $1,078,876)		1,149,002

SHORT-TERM INVESTMENT (25.2%)
State Street Navigator Prime Fund§§ (Cost $317,213)	317,213	317,213

Value

TOTAL INVESTMENTS AT VALUE (116.5%) (Cost $1,396,089)	1,466,215

LIABILITIES IN EXCESS OF OTHER ASSETS (-16.5%)	(207,357)

NET ASSETS (100.0%)	$1,258,858

*                 Non-income producing security.

§                 Security or portion thereof is out on loan.

§§          Represents security purchased with cash collateral received for securities on loan.

Security Valuation– The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At July 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $1,396,089, $168,233, $(98,107) and $70,126, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE STRATEGIC SMALL CAP FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 27, 2004